Note 8 - Fair Value Measurements - Recurring Fair Value Measurements (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Commodity futures – financial liabilities, net	$ (1,676)	$ (10,188)
Total	(1,676)	(10,188)
Fair Value, Inputs, Level 1 [Member]
Commodity futures – financial liabilities, net	(1,676)	(10,188)
Total	(1,676)	(10,188)
Fair Value, Inputs, Level 2 [Member]
Commodity futures – financial liabilities, net	0	0
Total	0	0
Fair Value, Inputs, Level 3 [Member]
Commodity futures – financial liabilities, net	0	0
Total	$ 0	$ 0